Note 52 - Accountant Fees And Services (Tables)	12 Months Ended
Dec. 31, 2018
Auditors Remuneration Abstract
Table Of Auditor Remuneration Explanatory
Fees for Audits Conducted and Other Related Services (Millions of euros) (**)
	2018	2017
Audits of the companies audited by firms belonging to the KPMG worldwide organization and other reports related with the audit (*)	26.1	27.2
Other reports required pursuant to applicable legislation and tax regulations issued by the national supervisory bodies of the countries in which the Group operates, reviewed by firms belonging to the KPMG worldwide organization	1.5	1.9
Fees for audits conducted by other firms	0.1	0.1

(*) Including fees pertaining to annual legal audits (€22.4 and 22.6 million as of December 31, 2018 and December 31, 2017, respectively).

(**) Regardless of the billed period.

Other Services rendered (Millions of euros)
	2018	2017
Firms belonging to the KPMG worldwide organization	0.3	0.5

Disclosure Of Auditors Remuneration For Other Services explanatory
Fees for Audits Conducted (*) (Millions of euros)
	2018	2017
Legal audit of BBVA,S.A. or its companies under control	6.7	6.8
Other audit services of BBVA, S.A. or its companies under control	5.9	5.0
Limited Review of BBVA, S.A. or its companies under control	1.1	0.9
Reports related to issuances	0.3	0.4
Assurance jobs and other required by the regulator	0.9	0.6

(*) Services provided by KPMG Auditores, S.L. to companies located in Spain, to the branch of BBVA in New York and to the branch of BBVA in London.